Intangible assets (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Amortization of intangible assets	$ 42,564	$ 42,563